INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

11. INCOME TAXES

Income tax provision is summarized as follows:

	Year Ended December 31,
	2024	2023
Current:
Federal	$37,712	$17,676
State	14,366	6,734
	52,078	24,410
Deferred:
Federal	-	-
State	-	-
Change in valuation allowance	205,606	434,409
Net operating losses	(257,684)	(458,819)

Income tax provision	$-	$-

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024, and 2023

11. INCOME TAXES (Continued)

The actual income tax provision differs from the “expected” tax computed by applying the Federal corporate tax rate of 21% to the income before income taxes as follows:

	Year Ended December 31,
	2024	2023
“Expected” income tax benefit	$37,712	$17,676
State tax expense, net of Federal Benefit	14,366	6,734
Change in valuation allowance	205,606	434,409
Other	-	-
Net operating losses	(257,684)	(458,819)

Income tax provision	$-	$-

The tax effects of temporary differences which give rise to significant portions of the deferred taxes are summarized as follows:

	Year Ended December 31,
	2024	2023
Deferred tax assets:
Inventory reserves	$-	$-
Allowances for bad debts and returns	-	-
Accrued expenses	6,727	(19,301)
Asset valuation reserves	-	-
Net operating loss carry forwards - estimated	5,576,462	5,396,883
Other		-
Total deferred tax assets	5,583,188	5,377,582
Valuation allowance	(5,583,188)	(5,377,582)

	-	-
Deferred tax liabilities:
Deferred state taxes	-	-
Total deferred tax liabilities	-	-

Net deferred tax assets	$-	$-

As of December 31, 2024, we have an estimated $5,576,462 (2023 - $5,396,883) in estimated net operating loss carry forwards for federal and state income tax purposes. In assessing the realizability of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. We consider the scheduled reversal of deferred tax assets, the level of historical taxable income and tax planning strategies in making the assessment of the realizability of deferred tax assets. We have identified the U.S. federal, Delaware, and Massachusetts “major” tax jurisdiction. Delaware is for Franchise Tax Purposes only, which we paid $1,250 in 2024 and 2023. With limited exceptions, we remain subject to IRS examination of our income tax returns filed within the last three (3) years, and to Massachusetts Department of Revenue examination of our income tax returns within the last four (4) years.